Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of income tax provision

	Year Ended December 31,
(in thousands of dollars)	2013	2012	2011
Current tax expense
Federal	$85	$—	$—
State	—	—	—

Total current expense	85	—	—

Deferred tax expense (benefit)
Federal	(1,260)	—	—
State	1,104	473	173

Total deferred expense (benefit)	(156)	473	173

Total tax expense (benefit)	(71)	473	173

Tax benefit attributable to controlling interests	(1,223)	—	—
Tax expense attributable to non-controlling interests	1,152	473	173

Total tax expense (benefit)	$(71)	$473	$173

Schedule of reconciliation of the Company's provision for income taxes as reported and the amount computed by multiplying income before taxes, less non-controlling interest, by the U.S. federal statutory rate

(in thousands of dollars)	December 31, 2013
Provision calculated at federal statutory income tax rate:
Net income before taxes	$22,334
Statutory rate	35%

Income tax expense computed at statutory rate	7,817
Less: Non-controlling interests	(9,009)

Income tax benefit attributable to controlling interests	(1,192)
State and local income taxes, net of federal benefit	(49)
Other	18

Tax benefit attributable to controlling interests	(1,223)
Tax expense attributable to non-controlling interests	1,152

Total income tax benefit	$(71)

Schedule of significant components of the Company's deferred tax assets and deferred tax liability

	As of December 31,
(in thousands of dollars)	2013	2012
Deferred tax assets
Investment in consolidated subsidiary JEH	$526	$—
Net operating loss	649	—
Alternative minimum tax credits	86	—
State deferred tax asset	52	—

Total deferred tax assets	1,313	—

Deferred tax liabilities
State deferred tax liability	3,093	1,936

Total deferred tax liabilities	3,093	1,936

Net deferred tax assets (liabilities)	(1,780)	(1,936)
Valuation allowance	—	—

Net deferred tax assets (liabilities)	$(1,780)	$(1,936)